4. CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current cash and cash equivalents
Cash and banks	R$ 4,144,467	R$ 496,769
Total short-term investments	5,800,119	592,186
Cash and cash equivalents	9,944,586	1,088,955	R$ 2,248,004	R$ 3,411,572
BRAZIL
Current cash and cash equivalents
Cash and banks	245,185	42,736
Total short-term investments	5,800,119	531,924
Abroad [member]
Current cash and cash equivalents
Cash and banks	R$ 3,899,282	454,033
Total short-term investments		R$ 60,262